Restatement of Previously Issued Financial Statements (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Line Items]
Percent of tender offer to outstanding shares		50.00%
Minimum amount of intangible assets needed after redemption of redeemable common stock	$ 5,000,001	$ 5,000,001